Supplemental Cash Flow Information - Narrative (Details) $ in Millions, $ in Billions			12 Months Ended
	Jul. 11, 2024 CAD ($)	Jul. 11, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of joint ventures [line items]
Cash and cash equivalents			$ 7,587	$ 744	$ 1,883
Net proceeds from sale of discontinued operations and other			9,538	1,048
Discontinued operations
Disclosure of joint ventures [line items]
Proceeds from sale of business	$ 9,900	$ 7.3
Cash and cash equivalents classified as part of disposal group held for sale	257
Discontinued Operations, Including Disposal Group, Post Closing Adjustments			160
Net proceeds from sale of discontinued operations and other	$ 9,500
Quebrada Blanca SA
Disclosure of joint ventures [line items]
Cash and cash equivalents			$ 165	$ 167